Note 3 - Merger (Details Textual) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 29, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Common Stock, Shares Authorized (in shares) | shares		1,000,000,000		1,000,000,000	23,563,040
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares) | shares		20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock				$ 2,500	$ 0
Proceeds From Business Combination and Private Offering				18,094	0
Payments of Merger Related Costs, Financing Activities		$ 251	$ 122	9,221	$ 61
Extension and Working Capital Notes [Member]
Repayments of Debt				861
Legacy Apexigen [Member]
Capital Units, Authorized (in shares) | shares	1,020,000,000
Common Stock, Shares Authorized (in shares) | shares	1,000,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized (in shares) | shares	20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001
Conversion of Stock, Shares Converted (in shares) | shares						145,130,628
Preferred Stock, Convertible, Conversion Ratio	0.102448
Business Combination, Direct and Incremental Costs Related to Equity Issuance				9,200
Proceeds From Business Combination and Private Offering				18,094
Legacy Apexigen [Member] | Extension and Working Capital Notes [Member]
Repayments of Debt				900
Legacy Apexigen [Member] | P I P E Investment [Member]
Stock Redeemed or Called During Period, Shares (in shares) | shares	4,618,607
Stock Redeemed or Called During Period, Value	$ 47,200
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,452,000
Business Acquisition, Share Price (in dollars per share) | $ / shares	$ 10.00
Proceeds from Issuance of Common Stock	$ 14,500
Proceeds From Business Combination and Private Offering	$ 19,000
Payments of Merger Related Costs, Financing Activities				$ 9,200